NOTE PAYABLE AND PROMISSORY NOTE (Details Narrative) - USD ($)			1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 07, 2025	May 10, 2023	Feb. 25, 2025	Mar. 31, 2024	Mar. 21, 2024	Feb. 22, 2024	Aug. 29, 2023	Aug. 22, 2023	May 17, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 20, 2025	Mar. 07, 2025
Interest payable										$ 0		$ 0		$ 14,004	$ 4,303
Discount on the convertible notes												$ 491,700	$ 0
Convertible Promissory Note Agreement [Member]
Convertible Promissory note description			(1) the acquisition of the controlling interest in the Company by ACP, which happened pursuant to the SPA; (2) the effectiveness of an amendment to the Company’s Articles of Incorporation to authorize the Company to issue preferred stock, which occurred on June 20, 2025; and (3) the filing of a Certificate of Designation of Rights and Preferences of a series of preferred stock of the Company, which occurred on June 20, 2025. The conversion price of the Note was $0.015 per share of either common stock or preferred stock									The principal does not accrue interest, and the amount of the note was automatically convertible into equity of the Company on the maturity date at a conversion price of $0.40 per share. At the Company’s sole discretion, the principal may convert into either: (a) shares of the Company’s Series C Preferred Stock; or (b) shares of the Company’s common stock
Convertible debt			$ 358,200	$ 10,000	$ 20,000	$ 60,000			$ 30,000								$ 370,000
Common stock issued upon conversion								500,000
Repayment of convertible note				$ 13,000		$ 78,000			$ 60,000
Restricted common stock shares issued upon conversion				100,000		800,000
Restricted common stock shares value				$ 90,000		$ 480,000
Loss on conversion to common stock shares				$ (50,000)		$ (376,000)
Debt Instrument, Maturity date				Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024			Dec. 31, 2024
Recognized interest expense				$ 3,000		$ 24,000									$ 30,000
Discount on the convertible notes												$ 358,200
Amount amortized to interest expense										199,504	$ 0	358,200	0
Preferred stock convertible share																23,880,000
Convertible Promissory Note Agreement [Member] | Investor [Member]
Convertible Promissory note description	the Company’s Series D Preferred Stock at a conversion price of $0.38 per share upon creation of such series of shares
Convertible debt	$ 10,000
Discount on the convertible notes	$ 10,000
Amount amortized to interest expense										10,000	0	$ 10,000	0
Preferred stock convertible share																26,316
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 1, 2025 [Member]
Convertible Promissory note description												the Company’s Series C Preferred Stock at a conversion price of $0.19 per share upon creation of such series of shares
Convertible debt										20,000		$ 20,000
Discount on the convertible notes												20,000
Amount amortized to interest expense										20,000	0	$ 20,000	0
Preferred stock convertible share																105,263
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 20, 2025 [Member]
Convertible Promissory note description												the Company’s Series C Preferred Stock at a conversion price of $0.21 per share upon creation of such series of shares
Convertible debt										37,500		$ 37,500
Discount on the convertible notes												37,500
Amount amortized to interest expense										37,500	0	$ 37,500	0
Preferred stock convertible share																178,571
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 25, 2025 [Member]
Convertible Promissory note description												the Company’s Series D Preferred Stock at a conversion price of $0.42 per share upon creation of such series of shares
Convertible debt										37,500		$ 37,500
Discount on the convertible notes												37,500
Amount amortized to interest expense										37,500	0	$ 37,500	0
Preferred stock convertible share																89,286
Convertible Promissory Note Agreement [Member] | Investor [Member] | June 2, 2025 [Member]
Convertible Promissory note description												the Company’s Series C Preferred Stock at a conversion price of $0.22 per share upon creation of such series of shares
Convertible debt										5,000		$ 5,000
Discount on the convertible notes												5,000
Amount amortized to interest expense										5,000	0	$ 5,000	0
Preferred stock convertible share																22,727
Convertible Promissory Note Agreement [Member] | Investor [Member] | June 2, 2025 One [Member]
Convertible Promissory note description												the Company’s Series C Preferred Stock at a conversion price of $0.22 per share upon creation of such series of shares
Convertible debt										5,000		$ 5,000
Discount on the convertible notes												5,000
Amount amortized to interest expense										5,000	0	$ 5,000	0
Preferred stock convertible share																22,727
Convertible Promissory Note Agreement [Member] | Angelos Rezos [Member]
Repayment of convertible note					$ 26,000
PromissoryNote [Member] | Eltino, Ltd [Member]
Debt instrument		$ 25,000												25,000
Debt Instrument, Maturity date		Dec. 31, 2024										Feb. 25, 2025
PromissoryNote [Member] | Ms Bridusa Dominca Kamara [Member]
Debt instrument, Face amount							$ 30,000							30,000
Debt Instrument, Maturity date							Dec. 31, 2024
Recognized interest expense														$ 14,000
Interest payable							$ 14,000
Stock issuable upon settlement of debt														200,000
Accrued Interest														$ 14,000
Second Convertible Promissory Note Agreement [Member]
Discount on the convertible notes												$ 18,500
Amount amortized to interest expense										$ 13,418	$ 0	$ 18,500	$ 0
Preferred stock convertible share																925,000